Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 21,165	$ 12,732
Intangible assets accumulated amortization	(10,597)	(8,478)
Intangible assets, net	10,568	4,254
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	11,132	9,463
Intangible assets accumulated amortization	(8,182)	(6,648)
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	484
Intangible assets accumulated amortization	(17)
Trade names
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	3,983
Intangible assets accumulated amortization	(30)
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	1,390
Intangible assets accumulated amortization	(56)
Software
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	4,176	3,269
Intangible assets accumulated amortization	$ (2,312)	$ (1,830)